OTHER ASSETS - Other non-current assets (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER ASSETS
Total other assets	$ 582.5	$ 493.4
Less current portion of contract assets	(168.3)	(144.4)	$ (132.8)
Less current portion of audiovisual content (included in "Inventories")	(119.3)	(94.1)
Less current portion of contract costs (included in "Other current assets")	(54.5)	(53.4)
Total other assets	$ 240.4	$ 201.5	$ 185.0